Consolidated Statements of Cash Flows (Unaudited) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash Flows from Operating Activities:
Net income	$ (1,389,937)	$ (1,115,977)	$ 1,218,714
Adjustments to reconcile net income to net cash used in operating activities:
Depreciation and amortization	574,142	431,921	388,002
Loss on asset disposal	241	0	0
Deferred tax assets	26,642	(70,346)	0
Accounts receivable provision	122,847	224,534	36,972
Advance to suppliers impairment provision	379,480	111,882	0
Inventory impairment (reversal)/provision	(368,693)	295,907	81,621
Imputed interest expenses	0	0	17,755
Loss on long-term investment	229,170	0	0
Right of use lease assets amortization	689,181	689,922	514,691
Changes in operating assets and liabilities:
Accounts receivable	(1,515,112)	(6,261,153)	3,395,976
Accounts receivable, related parties	(1,758,046)	(1,333,255)	0
Inventory	(119,552)	(2,297,437)	(1,091,117)
Advance to suppliers	3,133,282	(6,947,539)	(1,250,467)
Advance to suppliers, related parties	(1,250,036)	0	0
Prepaid expenses	0	0	(25,000)
Other receivables	(101,658)	(19,561)	(79,876)
Other receivables, related parties	(13,913)
Loan receivable	0	0	163,821
Other current assets	(4,129,347)	0	0
Other non-current assets	3,812,174	0	0
Accounts payable	(2,532,280)	2,644,525	1,085,320
Accounts payable, related parties	128,562	0	0
Accrued expenses and other current liabilities	156,410	(2,498,165)	2,361,121
Advances from customers	893,482	284,372	(334,225)
Tax payable	(133,201)	(16,269)	246,425
Net cash (used in) provided by operating activities	(3,166,162)	(15,876,639)	6,729,734
Cash Flows from Investing Activities:
Purchases of property, plant and equipment	(5,239,108)	(517,813)	(684,210)
Purchases of intangible assets	(2,598,025)	(37,082)	(25,689)
Short-term investment	(4,537,044)	0	0
Long-term investment		(416,916)	0
Fixed deposit		0	(3,869,565)
Advance for potential long-term warehouse lease		0	(1,000,000)
Advance for potential land purchase		0	4,201,354
Net cash used in investing activities	(12,374,177)	(971,811)	(1,378,110)
Cash Flows from Financing Activities:
Proceeds from short-term borrowings	10,260,899	1,310,576	4,236,750
Repayments on short-term borrowings	(3,263,585)	(309,032)	(10,231,750)
Proceeds from related parties	7,403,348	11,725,864	16,968,314
Repayments to related parties	(9,338,647)	(10,410,643)	(15,064,679)
Proceeds from share issuance	9,272,500	0	0
Proceeds from private placement	0	8,000,000	0
Proceeds from long-term loan	4,390,957	3,846,742	6,729,469
Repayments on long-term loan	(4,454,868)	(1,782,400)	(9,075,497)
Net cash provided by (used in) financing activities	14,270,604	12,381,107	(6,437,393)
Effect of exchange rate changes on cash	381,714	(86,282)	(103,044)
Net decrease in cash and cash equivalents	(888,021)	(4,553,625)	(1,188,813)
Cash and cash equivalents at the beginning of year	1,324,809	5,878,434	7,067,247
Cash and cash equivalents at the end of year	436,788	1,324,809	5,878,434
Cash and cash equivalents	184,856	532,605	5,877,372
Restricted cash	251,932	792,204	1,062
Cash and cash equivalents at the end of year	436,788	1,324,809	5,878,434
Supplemental disclosures of cash flows information:
Cash paid for income taxes	12,386	178,694	0
Cash paid for interest	$ 279,683	$ 148,335	$ 410,922